ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2012	2013
Accrued payroll and welfare	$3,800,756	$4,418,668
Customer deposits	4,964,622	6,592,490
Accrued penalty interest for overdue consideration payable (Note 18(c))	9,368,145	—
Accrued expenses	6,642,338	6,730,076
Other current liabilities	1,435,398	2,274,887
	$26,211,259	$20,016,121